Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Summary of Related Parties

Name of related parties	Relationship with the Company
Luo Min	Founder, chief executive officer and controlling shareholder of the Company
Key management and their immediate families	The Company’s key management and their immediate families